Employee benefit expense (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Disclosure of employee benefit expenses
Employee benefit expenses include the following:

(In € thousand)	Year ended December 31,
	2022	2021	2020
Salaries	57,272	47,717	38,515
Social security contributions	(3,035)	35,923	18,555
Share-based compensation expense	(5,215)	14,678	6,328
Training and education	840	603	351
Other employee benefits	1,317	1,091	842
TOTAL EMPLOYEE BENEFIT EXPENSE	51,178	100,012	64,592